Consolidated Statements of Income (JPY ¥) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Consolidated Statements of Income
Revenue	¥ 4,678,757	¥ 5,095,939	¥ 2,635,430
Revenue from a related party	20,936	27,862	40,764
Operating revenue from reimbursed direct costs	12,407	12,427	9,899
Total revenue	4,712,100	5,136,228	2,686,093
Cost of revenue	1,845,236	1,600,425	966,352
Reimbursed direct costs	12,407	12,427	9,899
Selling, general and administrative expenses	1,949,023	1,153,438	669,742
Total operating expense	3,806,666	2,766,290	1,645,993
Operating income	905,434	2,369,938	1,040,100
Interest income	1,326	2,052	3,410
Interest expense	(23,474)	(13,360)	(14,262)
Foreign currency exchange gains (losses)	165,664	10,294	(39,942)
Dividend income	4,500	4,500
Other-net	(3,055)	655	1,296
Income before income taxes	1,050,395	2,374,079	990,602
Income taxes	449,884	1,003,441	202,827
Net income	600,511	1,370,638	787,775
Less: Net income (loss) attributable to noncontrolling interests	4,490	2,951	(933)
Net income attributable to UBIC, Inc. shareholders	¥ 596,021	¥ 1,367,687	¥ 788,708
Net income attributable to UBIC, Inc. shareholders per share:
Basic (in dollars per share)	¥ 189	¥ 515	¥ 334
Diluted (in dollars per share)	¥ 183	¥ 422	¥ 249